Annual Total Returns - BlackRock High Yield Municipal Fund (Class K) [BarChart] - Class K - BlackRock High Yield Municipal Fund - Class K	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	5.60%
Annual Return 2011	12.13%
Annual Return 2012	15.24%
Annual Return 2013	(7.75%)
Annual Return 2014	17.85%
Annual Return 2015	5.50%
Annual Return 2016	1.03%
Annual Return 2017	9.05%
Annual Return 2018	2.18%
Annual Return 2019	9.94%